Selling, general and administrative expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Computer software expense	¥ 327	¥ 291	¥ 261